                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21248

                          Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

                522 Fifth Avenue, New York, New York        10036
              (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 1/31

Date of reporting period: 7/1/08 - 6/30/09

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21248
Reporting Period: 07/01/2008 - 06/30/2009
Morgan Stanley Allocator Fund









======================== MORGAN STANLEY ALLOCATOR FUND =========================


DELL INC.

Ticker:       DELL           Security ID:  24702R101
Meeting Date: JUL 18, 2008   Meeting Type: Annual
Record Date:  MAY 23, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Donald J. Carty          For       For          Management
1.2   Elect Director Michael S. Dell          For       For          Management
1.3   Elect Director William H. Gray, III     For       For          Management
1.4   Elect Director Sallie L. Krawcheck      For       For          Management
1.5   Elect Director Alan (A.G.) Lafley       For       For          Management
1.6   Elect Director Judy C. Lewent           For       For          Management
1.7   Elect Director Thomas W. Luce, III      For       For          Management
1.8   Elect Director Klaus S. Luft            For       For          Management
1.9   Elect Director Alex J. Mandl            For       For          Management
1.10  Elect Director Michael A. Miles         For       For          Management
1.11  Elect Director Samuel A.  Nunn, Jr.     For       For          Management
2     Ratify Auditors                         For       Against      Management
3     Amend Executive Incentive Bonus Plan    For       For          Management
4     Reimburse Proxy Expenses                Against   For          Shareholder
5     Advisory Vote to Ratify Named Executive Against   Against      Shareholder
      Officers' Compensation

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Allocator Fund

By (Signature and Title)*


                                        /s/ Randy Takian
                                        ----------------------------------------
                                        Randy Takian
                                        President and Principal Executive
                                        Officer - Office of the Funds

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.